Shareholders' equity - Recapitalization Transactions (Details) - CAD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Dec. 02, 2016	Dec. 02, 2016	Mar. 31, 2017
Number
Effect of recapitalization adjustments (shares)	(5,441,638)
Number of shares outstanding, ending balance (shares)			106,397,037
$
Shareholders’ equity, opening balance		$ 142,702	$ 142,702
Shareholders’ equity, closing balance			$ 146,168
Class A
Number
Number of shares outstanding, beginning balance (shares)		7	7
Subdivide Class A and Class B common shares (shares)		69,999,993
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		30,000,000
Number of shares outstanding, ending balance (shares)	100,000,000	100,000,000	0
$
Shareholders’ equity, opening balance		$ 3,350	$ 3,350
Redemption of common and preferred shares	$ (698)	(698)
Shareholders’ equity, closing balance	$ 2,652	$ 2,652	$ 0
Class B
Number
Number of shares outstanding, beginning balance (shares)		3	3
Subdivide Class A and Class B common shares (shares)		29,999,997
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		(30,000,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0	$ 0
Shareholders’ equity, closing balance	$ 0	$ 0
Class A senior preferred
Number
Number of shares outstanding, beginning balance (shares)		53,144,000	53,144,000
Effect of recapitalization adjustments (shares)		(53,144,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 53,144	$ 53,144
Redemption of common and preferred shares	$ (53,144)	(53,144)
Shareholders’ equity, closing balance	$ 0	$ 0
Class A junior preferred
Number
Number of shares outstanding, beginning balance (shares)		3,426,892	3,426,892
Effect of recapitalization adjustments (shares)		(3,426,892)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 3,727	$ 3,727
Redemption of common and preferred shares	$ (4,063)	(3,727)
Shareholders’ equity, closing balance	$ 0	$ 0
Class B senior preferred
Number
Number of shares outstanding, beginning balance (shares)		22,776,000	22,776,000
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		(22,776,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0	$ 0
Shareholders’ equity, closing balance	$ 0	$ 0
Class B junior preferred
Number
Number of shares outstanding, beginning balance (shares)		34,164,000	34,164,000
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		(34,164,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0	$ 0
Shareholders’ equity, closing balance	$ 0	$ 0
Class D preferred
Number
Number of shares outstanding, beginning balance (shares)		0	0
Effect of recapitalization adjustments (shares)		(63,576,003)
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		63,576,003
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0	$ 0
Shareholders’ equity, closing balance	$ 0	$ 0